Finance income (Tables)	12 Months Ended
Dec. 31, 2024
Finance income.
Summary of finance income

	2024	2023	2022
	£m	£m	£m
Bank interest received	36	25	5
Fair value gain on hedge ineffectiveness	3	1	22
Foreign exchange gain on translation of foreign assets/liabilities	—	11	—
Hyperinflation accounting adjustment	7	11	22
Total finance income	46	48	49